Derivative Instruments - Recognized Gains or Losses Related to Derivative Instruments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the consolidated statements of income in which the effects of cash flow hedges are recorded	$ 4,226	$ 3,683	$ 3,857	$ 3,685	$ 3,744	$ 3,239	$ 3,136	$ 2,975	$ 15,451	$ 13,094	$ 10,842
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) recognized from foreign exchange contracts not designated as hedging instruments									45	(54)	76
Foreign Exchange Contract | Net Revenues | Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) recognized from foreign exchange contracts not designated as hedging instruments									(30)	17	119
Foreign Exchange Contract | Net Revenues | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) recognized from foreign exchange contracts not designated as hedging instruments									7	0	0
Foreign Exchange Contract | Other Income (Expense) | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) recognized from foreign exchange contracts not designated as hedging instruments									$ 38	$ (54)	$ 76